Investment Portfolio - September 30, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Freddie Mac Multifamily M.L. Certificates, Series ML19, Class A, 4.033%, 12/25/2036 (Identified Cost $2,145,930)	2,148,134	$2,153,803

MUNICIPAL BONDS - 91.6%
ALABAMA - 0.7%
Autauga County, Correctional Facility Impt, Series A, G.O. Bond, 5.000%, 3/1/2037	1,345,000	1,506,691

ALASKA - 1.3%
Alaska Municipal Bond Bank Authority Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	752,903
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	977,110
School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2030	490,000	547,181
School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2031	500,000	564,472
		2,841,666
ARIZONA - 0.3%
Pinal County Unified School District No. 21 Coolidge
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2032	175,000	196,444
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2033	130,000	147,481
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2034	175,000	199,496
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2035	150,000	169,474
		712,895
COLORADO - 0.8%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	803,834
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,022,163
		1,825,997
DISTRICT OF COLUMBIA - 3.5%
District of Columbia Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,344,413
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,145,852
District of Columbia Income Tax School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,187,189
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	1,999,390
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	$1,031,443
		7,708,287
FLORIDA - 5.8%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,248,183
Central Florida Expressway Authority Highway Impt., Senior Lien, Series D, Revenue Bond, 5.000%, 7/1/2033	825,000	914,907
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	521,500
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	546,548
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	502,405
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	1,069,999
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,074,784
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,076,805
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	665,042
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,070,961
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,065,894
		12,757,028
GEORGIA - 1.9%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	852,350
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	3,000,000	3,368,996
		4,221,346
HAWAII - 2.5%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,070,564
Hawaii, Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,505,098
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	522,123
Maui County, Public Impt., G.O. Bond, 5.000%, 3/1/2034	1,305,000	1,448,832
		5,546,617
ILLINOIS - 3.7%
Elgin, Water Utility Impt., G.O. Bond, 5.000%, 12/15/2036	1,310,000	1,472,153

Investment Portfolio - September 30, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Illinois State Toll Highway Authority Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	$1,062,668
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,642,410
Lake in the Hills, Multiple Utility Impt., G.O. Bond, 5.000%, 12/15/2037	710,000	777,083
Rock Island County School District No. 41 Rock Island, School Impt., Series A, G.O. Bond, AGC, 5.000%, 1/1/2035	400,000	451,860
Schaumburg, G.O. Bond, 4.000%, 12/1/2033	1,175,000	1,259,174
United City of Yorkville Series B, G.O. Bond, 5.000%, 12/30/2028	200,000	214,398
Series B, G.O. Bond, 5.000%, 12/30/2029	175,000	191,013
Series B, G.O. Bond, 5.000%, 12/30/2030	175,000	193,792
Series B, G.O. Bond, 5.000%, 12/30/2031	300,000	335,588
Series B, G.O. Bond, 5.000%, 12/30/2032	225,000	253,669
Series B, G.O. Bond, 5.000%, 12/30/2033	260,000	294,792
		8,148,600
INDIANA - 0.7%
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond, 5.000%, 2/1/2030	500,000	538,221
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,075,160
		1,613,381
IOWA - 1.9%
Altoona, Series A, G.O. Bond, 5.000%, 6/1/2036	1,845,000	2,046,498
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	957,165
Le Mars Community School District, School Impt., G.O. Bond, AGC, 5.000%, 6/1/2034	1,000,000	1,110,207
		4,113,870
KENTUCKY - 1.9%
Jefferson County Board of Education, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2036	1,230,000	1,376,570
Kenton County School District, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2036	1,050,000	1,159,951
Kentucky Municipal Energy Agency, Electric Light & Power Impt., Revenue Bond, 5.000%, 1/1/2033	1,375,000	1,559,867

	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
KENTUCKY (continued)
Kentucky State Property & Building Commission, Public Impt., Series A, Revenue Bond, 5.000%, 10/1/2030	125,000	$139,365
		4,235,753
LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	518,950
MAINE - 1.1%
Bar Harbor, Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040	1,000,000	1,091,893
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	707,092
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	605,293
		2,404,278
MARYLAND - 3.0%
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,587,488
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,089,483
		6,676,971
MASSACHUSETTS - 2.4%
Commonwealth of Massachusetts, Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,196,479
MICHIGAN - 0.6%
Charter Township of White Lake
G.O. Bond, 5.000%, 3/1/2036	575,000	650,771
G.O. Bond, 5.000%, 3/1/2037	515,000	576,472
		1,227,243
MINNESOTA - 1.4%
Minnesota
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,032,276
Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,082,059
		3,114,335
MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	499,962
MISSOURI - 2.3%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	529,205
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,652,707
Fort Zumwalt School District, School Impt., G.O. Bond, BAM, 5.000%, 3/1/2033	1,260,000	1,369,223
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,452,487
		5,003,622

Investment Portfolio - September 30, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA - 1.8%
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	$702,674
Omaha Public Power District Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,124,957
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,047,716
		3,875,347
NEVADA - 1.9%
Clark County, Public Impt., G.O. Bond, 5.000%, 11/1/2031	3,970,000	4,291,922
NEW JERSEY - 0.7%
New Jersey Economic Development Authority Revenue Bond, 5.000%, 6/15/2028	700,000	745,171
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	815,083
		1,560,254
NEW MEXICO - 1.0%
New Mexico, G.O. Bond, 5.000%, 3/1/2033	2,000,000	2,195,755
NEW YORK - 11.6%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	1,997,938
New York Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,540,287
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	122,285
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	1,051,721
New York City Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,674,426
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	1,945,387
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,597,181
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,656,591
New York State Dormitory Authority Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,063,002
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,096,200
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,374,749

	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	$5,569,640
		25,689,407
NORTH CAROLINA - 1.2%
Mecklenburg County, School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,550,093
NORTH DAKOTA - 2.3%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,456,125
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,560,507
		5,016,632
OHIO - 3.1%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,158,871
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,088,258
Ohio, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	2,000,654
Ohio Water Development Authority Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,454,398
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,072,176
		6,774,357
OKLAHOMA - 1.0%
Tulsa County Independent School District No. 9 Union, School Impt., G.O. Bond, 4.000%, 4/1/2030	2,000,000	2,130,600

PENNSYLVANIA - 4.2%
Lancaster School District
Series A, G.O. Bond, BAM, 5.000%, 6/1/2032	500,000	565,462
Series A, G.O. Bond, BAM, 5.000%, 6/1/2034	1,000,000	1,127,949
Pennsylvania Turnpike Commission Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	824,441
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	928,079
Revenue Bond, 5.000%, 12/1/2030	765,000	799,351
Revenue Bond, 5.000%, 12/1/2031	500,000	564,860
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	598,747
Philadelphia Gas Works Co., Revenue Bond, 5.000%, 10/1/2030	1,005,000	1,024,398
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,577,829

Investment Portfolio - September 30, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	$330,705
		9,341,821
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	880,789
TENNESSEE - 3.3%
Chattanooga, Electric Light & Power Impt., Revenue Bond, 5.000%, 9/1/2039	2,000,000	2,145,089
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,057,959
Knox County, Correctional Facility Impt., G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,806,904
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,284,854
		7,294,806
TEXAS - 7.0%
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,842,888
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,411,203
Judson Independent School District, G.O. Bond, 5.000%, 2/1/2036	835,000	930,097
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,573,136
North Texas Tollway Authority Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,011,292
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,000,195
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,136,444
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,521,550
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,153
Revenue Bond, 5.000%, 12/15/2027	600,000	622,573
Revenue Bond, 5.000%, 12/15/2028	250,000	263,525
		15,517,056
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	844,594
VIRGINIA - 0.9%
Chesterfield County, School Impt., Series B, G.O. Bond, 4.000%, 1/1/2041	2,000,000	2,011,556
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON - 6.3%
Seattle, Municipal Light & Power, Electric Light & Power Impt., Revenue Bond, 5.000%, 7/1/2041	1,040,000	$1,110,914
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,064,117
Washington School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,057,175
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,619,279
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,062,668
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,091,309
		14,005,462
WISCONSIN - 8.3%
Appleton Area School District, G.O. Bond, 5.000%, 3/1/2033	1,260,000	1,372,133
Cameron School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2038	925,000	1,003,236
Eau Claire Area School District, G.O. Bond, 5.000%, 4/1/2032	1,380,000	1,508,231
Fond Du Lac, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2031	2,565,000	2,769,935
Madison Metropolitan School District, School Impt., G.O. Bond, 5.000%, 3/1/2033	1,095,000	1,200,844
Pierce County, Series A, G.O. Bond, 5.000%, 3/1/2036	1,540,000	1,705,793
Union Grove Union High School District, School Impt., G.O. Bond, 5.000%, 3/1/2036	1,015,000	1,124,273
West Bend Joint School District No. 1, School Impt., G.O. Bond, 5.000%, 4/1/2036	1,295,000	1,434,785
West Salem School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2039	1,590,000	1,711,519
Wisconsin, Series B, G.O. Bond, 5.000%, 5/1/2038	4,000,000	4,455,434
		18,286,183
TOTAL MUNICIPAL BONDS
(Identified Cost $205,296,116)		202,140,605

EXCHANGE-TRADED FUND - 2.1%
iShares National Muni Bond ETF (Identified Cost $4,937,332)	43,351	4,616,448

U.S. TREASURY SECURITIES - 3.5%

U.S. Treasury Notes - 3.5%
U.S. Treasury Note
2.625%, 1/31/2026	800,000	796,406
4.25%, 1/31/2026	1,000,000	1,000,664
4.00%, 1/15/2027	1,000,000	1,003,789
1.50%, 1/31/2027	1,000,000	971,758

Investment Portfolio - September 30, 2025

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.25%, 2/15/2027	1,000,000	$980,938
4.125%, 2/15/2027	1,000,000	1,005,820
4.25%, 1/15/2028	1,000,000	1,013,672
3.50%, 1/31/2028	1,000,000	997,344

Total U.S. Treasury Notes
(Identified Cost $7,696,680)		7,770,391

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,696,680)		7,770,391

SHORT-TERM INVESTMENT - 0.7%
Dreyfus Government Cash Management, Institutional Shares, 4.04%[2]
(Identified Cost $1,651,722)	1,651,722	1,651,722

TOTAL INVESTMENTS - 98.9%
(Identified Cost $221,727,780)		218,332,969
OTHER ASSETS, LESS LIABILITIES - 1.1%		2,431,116
NET ASSETS - 100.0%		$220,764,085

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corporation)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of September 30, 2025.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2025

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$202,140,605	$—	$202,140,605	$—
U.S. Treasury and other U.S.
Government agencies	7,770,391	—	7,770,391	—
Commercial mortgage-backed securities	2,153,803	—	2,153,803	—
Exchange-traded fund	4,616,448	4,616,448	—	—
Short-Term Investment	1,651,722	1,651,722	—	—
Total assets	$218,332,969	$6,268,170	$212,064,799	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or September 30, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.